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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2000

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date             Number    Price   Value or Approx    Seller
Each   Ident   Shares     Per     Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker


05-01   CEE    3000      14.8542     20.36          Weeden & Co
05-02   " "    3000      14.6458     20.61             " "
05-03   " "    3000      14.4208     20.21             " "
05-04   " "    2300      14.3560     19.90             " "
05-05   " "    3000      14.2083     19.69             " "
05-08   " "    3400      14.0993     19.69             " "
05-09   " "    3400      13.9743     19.57             " "
05-10   " "    2400      13.9271     19.64             " "
05-11   " "    3200      14.2383     19.91             " "
05-15   " "    2400      14.3750     20.24             " "
05-16   " "    3400      14.6250     20.36             " "
05-17   " "    2200      14.3864     19.73             " "
05-18   " "    3200      14.2324     19.67             " "
05-19   " "    3200      13.7383     18.80             " "
05-22   " "    1700      13.4926     18.58             " "
05-23   " "    1000      13.4375     18.63             " "
05-24   " "     600      13.3125     18.31             " "
05-25   " "    2000      13.3750     18.69             " "
05-26   " "    3000      13.3542     18.70             " "
05-30   " "    3000      13.7604     19.94             " "
05-31   " "    2300      14.0924     20.06             " "



The Central European Equity Fund, Inc.
Name of Registrant



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By Isabella Chan - Fund Administrator
Date of Statement          06/06/00















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